Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments
Summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities

	2014		2013
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$142,432	$142,432	$88,430	$88,430
Corporate bonds	11,000	11,015	69,591	70,258
U.S. Government agency securities	9,684	9,666	27,299	27,147
Asset backed debt securities	2,260	2,291	8,446	8,477
Collateralized mortgage obligations	1,150	1,170	7,597	7,600
U.S. Treasury securities	523	522	5,258	5,223
Emerging markets debt mutual fund	-	-	17,693	16,941
Total available-for-sale short-term investments	167,049	167,096	224,314	224,076
High yield trading debt securities	187,491	181,483	49,352	50,428
Equity mutual fund	83,809	82,542	-	-
Domestic equity ETF	31,307	32,651	-	-
Money market funds held in trading accounts	21,401	21,401	11,033	11,033
Emerging markets trading debt mutual fund	3,323	2,614	3,202	2,858
Other trading investments	2,850	2,779	2,141	2,254
Total trading short-term investments	330,181	323,470	65,728	66,573
Total short-term investments	$497,230	$490,566	$290,042	$290,649

Summary of estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security

(Thousands of dollars)	2014
Due within one year	$546
Due after one year through three years	9,956
Due after three years	11,105
Total fixed rate securities	$21,607